Other Expense, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Nonoperating Income (Expense) [Abstract]
Other expense, net	$ (3,338)	$ (18,048)	$ (10,047)